Income Taxes - Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal statutory income tax	21.00%	21.00%
State income taxes, net of federal tax benefit	(0.80%)	(0.10%)
Other permanent items	(0.50%)	(0.40%)
Research and development credit	(5.80%)	(3.00%)
Bargain purchase gain	9.50%	0.00%
Valuation allowance	(35.00%)	(23.50%)
Effective income tax rate	0.00%	0.00%